Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Cash and cash equivalents	$ 84,306	$ 237,561
Equity method investment	19,426
Deferred revenue	$ 79,182
Percentage of value added tax	3.00%
Research and development expenses	$ 828,367	513,575
Selling and marketing costs	$ 171,016
Foreign currency translation	The consolidated balance sheet amounts, with the exception of equity, at December 31, 2018 and 2017 were translated at RMB 6.8632 to $1.00 and at RMB 6.5342 to $1.00, respectively. Equity accounts were stated at their historical rates. The average translation rates applied to consolidated statements of operations and cash flows for the years ended December 31, 2018 and 2017 were RMB 6.6174 and RMB 6.7518 to $1.00, respectively.